CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net income	$ 1,023,335	$ 1,351,788	$ (857,658)	$ 3,571,222	$ 5,849,443	$ 1,773,401
Other comprehensive income:
Foreign currency translation gain	(14,442)	297,432	(100,610)	370,146	287,325	30,915
Comprehensive income	$ 1,008,893	$ 1,649,220	$ (958,268)	$ 3,941,368	$ 6,136,768	$ 1,804,316